BACKGROUND	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BACKGROUND	BACKGROUND
Background
We were formed in the third quarter of 2019 under the name “Maxeon Solar Technologies, Pte. Ltd.” by SunPower Corporation (“SunPower). We were converted to a public company on August 26, 2020 (the “Distribution Date”) under the Companies Act 1967 of Singapore (the “Singapore Companies Act”) under the name of “Maxeon Solar Technologies, Ltd.” by way of a pro rata distribution of all of the then-issued and outstanding ordinary shares of Maxeon to holders of record of SunPower’s common stock as of the close of business on August 17, 2020 (the “Spin-off”). As of the Distribution Date, Maxeon became an independent, public company and the Maxeon shares started trading on the NASDAQ Global Select Market (“NASAQ” or “Nasdaq”) under the symbol “MAXN”.
In connection with the Spin-off, Maxeon and SunPower entered into a number of agreements providing for the framework of the relationship between the two companies following the Spin-off. On November 8, 2019, we entered into a separation and distribution agreement with SunPower which sets forth our agreements with SunPower regarding the principal actions to be taken in connection with the separation and distribution (the “Separation and Distribution Agreement”). Immediately after the Distribution and pursuant to the terms of the November 8, 2019 Investment Agreement (the “Investment Agreement”), Maxeon and TCL Zhonghuan Renewable Energy Technology Co. Ltd., a PRC joint stock limited company (“TZE”), completed the previously announced transaction in which Zhonghuan Singapore Investment and Development Pte. Ltd., a Singapore private limited company (“TZE SG”) and an affiliate of TZE, purchased from Maxeon, for $298.0 million, 8,915,692 of Maxeon shares (the “TZE Investment”), representing approximately 29.5% of the outstanding Maxeon shares after giving effect to the Spin-off and the TZE Investment.
In connection with the TZE Investment, Maxeon, TotalEnergies Solar, TotalEnergies Gaz, and TZE SG, entered into a Shareholders Agreement relating to certain rights and obligations of each of Total and TZE SG bearing on Maxeon’s governance and the ability of TotalEnergies and TZE SG to buy, sell or vote their Maxeon shares. At the closing of the TZE Investment, Maxeon also entered into a Registration Rights Agreement with TotalEnergies and TZE SG, granting each of the shareholders certain registration rights with regard to their Maxeon shares.
In April 2021, the Company entered into the 2021 TZE Private Placement, with an affiliate of TZE, the Company sold to TZE 1,870,000 ordinary shares at a price of $18.00 per share, in a private placement (the “2021
TZE Private Placement”) exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”).
On August 17, 2022, we issued our 2027 Notes (as defined under “Note 4. TCL Zhonghuan Renewable Energy
Technology Co.”), all of which were initially purchased by TZE SG. To the extent some or all of the 2027 Notes held by TZE SG are converted into Maxeon shares or we directly issue ordinary shares in lieu of interest cash payment in accordance with the terms of the 2027 Notes, TZE has a beneficial ownership interest in 19,734,322 ordinary shares which includes 10,785,692 outstanding ordinary shares beneficially owned by TZE following the consummation of the Spin-Off and the 2021 TZE Private Placement, and 8,948,630 ordinary shares issuable upon conversion of the 2027 Notes. The maximum number of ordinary shares issuable upon conversion of the 2027 Notes is 10,908,331 ordinary shares including 8,948,630 ordinary shares issuable upon conversion of the 2027 Notes and an additional 1,959,701 ordinary shares issuable upon conversion of PIK Notes (as defined under “Note 11. Debt and Credit Sources.”), or by directly issuing ordinary shares in lieu of cash payment of interest (“Interest Payment Ordinary Shares”), assuming payment of all amounts due with respect to the remaining 4.0% of interest payable as PIK Notes or as Interest Payment Ordinary Shares.
On May 19, 2023,the Company completed an underwritten public offering of an aggregate of 7,490,000 ordinary shares (following the underwriters’ exercise of the over-allotment option in full), including 5,620,000 ordinary shares offered by Maxeon (the “Company Offering”), and 1,870,000 ordinary shares offered by an affiliated of TotalEnergies SE (the “TotalEnergies Offering” and, together with the Company Offering, the “2023 Offering”), each at a price per share of $28.00.
In addition, pursuant to a share purchase agreement, dated May 16, 2023, Maxeon sold to TZE SG, in a private placement exempt from the registration requirements of the Securities Act, and at a sale price equal to the price to the public in the 2023 Offering, 1,500,000 ordinary shares for a total investment of $42.0 million (the “2023 TZE Private Placement”). The net proceeds from the Company Offering and 2023 TZE Private Placement were approximately $193.5 million after giving effect to the underwriting discounts and commissions, as well as other offering costs. The Company did not receive any proceeds from the TotalEnergies Offering.
As of December 31, 2023, TotalEnergies’s and TZE SG’s ownership of the Maxeon outstanding shares was approximately 14.8% and 22.8%, respectively.